Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Summary of Dividends Declared and Recorded	The table below describes the dividends paid in 2021.

Date Declared	Record Date	Payment Date	Dividend per Share $	Paid $
November 4, 2020	December 31, 2020	January 15, 2021	0.155	17.2
February 24, 2021	March 31, 2021	April 15, 2021	0.165	18.4
May 5, 2021	June 30, 2021	July 15, 2021	0.165	18.3
August 4, 2021	September 30, 2021	October 15, 2021	0.165	18.4
November 3, 2021	December 31, 2021	January 18, 2022	0.165	—

Number of Shares and Weighted Average Exercise Price of Share Options

	For the year ended December 31, 2021		For the year ended December 31, 2020
	Shares #	Weighted Average Exercise Price per Share $	Shares #	Weighted Average Exercise Price per Share $

Share options outstanding, beginning of the year	2,123,800	32.45	4,051,080	32.17
Exercised	(1,267,614)	32.50	(1,840,320)	31.83
Forfeited	(7,908)	32.98	(86,960)	32.58

Share options outstanding, end of the year	848,278	32.37	2,123,800	32.45
Share options vested, end of the year	848,278	32.37	1,816,592	32.36
These options are held by officers and employees, expire on dates between March 3, 2022 and May 15, 2023, and can be exercised between a range of price per share of $31.75 - $32.98. The weighted average remaining contractual life is 0.78 year.
Summary of the Company's RSUs, PSUs, and DSUs
A summary of the Company’s RSUs, PSUs, and DSUs is as follows:

	December 31, 2021			December 31, 2020
	RSUs #	PSUs #	DSUs #	RSUs #	PSUs #	DSUs #
Units, beginning of year	289,180	869,337	163,249	164,704	875,739	275,950
Granted	128,579	251,120	37,162	142,043	320,256	37,147
Paid	—	(235,373)	—	—	(234,966)	(149,848)
Forfeited	(10,997)	(23,052)	—	(17,567)	(91,692)	—
Units, end of year	406,762	862,032	200,411	289,180	869,337	163,249

The Company entered into total return swaps for a portion of its RSUs and DSUs to offset its exposure to the change in common share price (note 25).